TOUCHSTONE SMALL CAP VALUE FUND                               SUMMARY PROSPECTUS
CLASS A TICKER: TVOAX  CLASS C TICKER: TVOCX                  JANUARY 28, 2011
CLASS Y TICKER: TVOYX  INSTITUTIONAL SHARES TICKER: TVOIX
CLASS Z TICKER: TSVOX

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus and Statement of Additional Information, both dated January 28, 2011 as amended from time to time, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.TouchstoneInvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOAL

The Touchstone Small Cap Value Fund (formerly Touchstone Small Cap Value Opportunities Fund) seeks long-term capital growth.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Purchase and Redemption of Shares" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                          Class A      Class C      Class Y   Institutional  Class Z
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)            5.75%        None         None         None       None
Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)               None         1.00%        None         None       None
Wire Redemption Fee                                        Up to $15    Up to $15    None         None       Up to $15

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------------
Management Fees                                            0.95%        0.95%        0.95%        0.95%      0.95%
Distribution and/or Service (12b-1) Fees                   0.25%        1.00%        None         None       None
Other Expenses(1)                                          0.53%        0.53%        0.53%        0.53%      0.53%
  Shareholder Service Fees                                 0.00%        0.00%        0.00%        0.00%      0.25%
Total Annual Fund Operating Expenses                       1.73%        2.48%        1.48%        1.48%      1.73%
Fee Waiver and/or Expense Reimbursement(2)                 0.30%        0.30%        0.30%        0.45%      0.23%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement                             1.43%        2.18%        1.18%        1.03%      1.50%
---------------------------------------------------------------------------------------------------------------------------

(1) "Other Expenses" for all share classes except Class Z are based on estimated amounts for the current fiscal year.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.43%, 2.18%, 1.18%, 1.03% and 1.50% for Class A shares, Class C shares, Class Y shares, Institutional shares and Class Z shares, respectively. These expense limitations will remain in effect until at least January 27, 2012 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Fund's Management" in the Fund's prospectus for more information.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the one year contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                     Assuming No
                       Assuming Redemption at End of Period           Redemption
             Class A     Class C     Class Y   Institutional Class Z   Class C
1 Year        $  712      $  324      $  120      $  105      $  153      $  221
3 Years       $1,061      $  744      $  438      $  424      $  523      $  744
5 Years       $1,433      $1,294      $  779      $  765      $  917      $1,294
10 Years      $2,475      $2,793      $1,743      $1,730      $2,022      $2,793
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 158% of the average value of its portfolio.

THE FUND'S PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Small Cap Value Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor, DePrince, Race & Zollo, Inc. ("DRZ"), believes have the potential for growth and that appear to be trading below their perceived value. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase.

DRZ employs a multi-step, "bottom up" investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose stocks that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when its yield falls below the acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business overseas. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

THE PRINCIPAL RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital growth, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies. In addition, micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may generate more taxable short-term gains for shareholders

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of small cap investing. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Russell 2000 Value Index and Russell 2000 Index. The bar chart does not reflect any sales charges, which would reduce your return. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

SMALL CAP VALUE FUND - CLASS Z TOTAL RETURN AS OF DECEMBER 31

                                  [BAR CHART]

                                  2003    54.13%
                                  2004    23.73%
                                  2005     9.71%
                                  2006    12.71%
                                  2007    -1.20%
                                  2008   -34.16%
                                  2009    18.48%
                                  2010    25.82%

Best Quarter:                                           Worst Quarter:
2nd Quarter 2003 +18.97%                                4th Quarter 2008 -24.10%

For information on the prior history of the Fund, please see the section titled "The Trust" in the Fund's Statement of Additional Information.

After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The Class A shares, the Class C shares, the Class Y shares and the Institutional shares inception date is March 1, 2011. The Class A shares, the Class C shares, the Class Y shares and the Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2010

                                                                                    Since Inception
                                                            1 Year        5 Years       (3-4-02)
SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------------
Return Before Taxes                                         25.82%         1.79%         9.55%
Return After Taxes on Distributions                         25.76%         1.28%         8.77%
Return After Taxes on Distributions and
  Sale of Fund Shares                                       16.86%         1.40%         8.11%
RUSSELL 2000 VALUE INDEX                                    24.50%         3.52%         7.54%
(reflects no deductions for fees, expenses or taxes)
RUSSELL 2000 INDEX                                          26.85%         4.47%         7.14%
(reflects no deductions for fees, expenses or taxes)
---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISOR                                  INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.                           DePrince, Race & Zollo, Inc.

PORTFOLIO MANAGER(S)

Gregory T. Ramsby
Partner and Portfolio Manager, Small-Cap and Micro-Cap Value
Managing the Fund since 2010

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements

                                                       CLASS A, CLASS C AND CLASS Z         CLASS Y
                                                          Initial       Additional     Initial    Additional
                                                         Investment     Investment    Investment  Investment
---------------------------------------------------------------------------------------------------------------
Regular Account                                           $   2,500     $      50     $   2,500     None
Retirement Account or Custodial Account under
  the Uniform Gifts/Transfers to Minors Act               $   1,000     $      50          None     None
Investments through the Automatic Investment Plan         $     100     $      50          None     None
---------------------------------------------------------------------------------------------------------------

                                                             INSTITUTIONAL
                                                          Initial      Additional
                                                         Investment    Investment
---------------------------------------------------------------------------------------------------------------
Regular Account                                           $ 500,000     None
---------------------------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Class A shares and Class C shares may be purchased and sold directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares are available only through your financial institution. Institutional shares are available through Touchstone Securities, Inc. or your financial institution. Class Z shares are available only through a financial intermediary or financial institutions such as retirement plans, fee based platforms and brokerage accounts. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the shares are held in a tax-deferred account. Shares that are held in a tax-deferred account may be taxed as ordinary or capital gains once they are withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.